Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information
Entity Registrant Name	COLLEGIUM PHARMACEUTICAL, INC
Entity Central Index Key	0001267565
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer